TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses (Benefits) and Amount Computed by Applying Statutory Tax Rate to Income (Loss) before Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Income (loss) before income taxes	$ (39,790)	$ 3,920	$ (5,742)
Income tax at applicable tax rate of 25%	(9,948)	980	(1,436)
Effect of international tax rate differences	(607)	3,138	5,894
Non-deductible expenses	9,375	8,325	3,805
Non-taxable income	(69)	(127)	(62)
Effect of tax holidays or preferential tax rates	618	4,843	(7,152)
Withholding tax	35,925	12,693	6,130
Research and development super-deduction	(2,530)	(3,455)	(2,714)
Changes in valuation allowance	8,194	7,932	(243)
Expiration of loss carry forwards	1,878	1,709	6,829
Expiration of unrecognized tax benefits due to applicable statute of limitations	(7,064)	(12,534)	(8,045)
Income Tax Expenses (Benefit) from Continuing Operations	$ 35,772	$ 23,504	$ 3,006